LOSS BEFORE TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of LOSS BEFORE TAXATION [Abstract]
Disclosure of detailed information About Loss Before Taxation [Text Block]
The Company’s loss before taxation is arrived at after charging:

	For the years ended December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Cost of inventories recognized as expense(1)	771,438	823,856	891,720
Depreciation expenses	15,371	44,583	67,976
Amortization of land use rights	143	369	669
Auditors’ remuneration
– Audit fees	320	2,800	905
– Audit-related fees	-	-	-
	320	2,800	905
Directors’ remuneration
– salaries and related cost	1,200	1,039	863
– retirement scheme contribution	9	9	9
– share-based payments	-	-	-
Key management personnel (other than directors)
– salaries and related cost	1,447	1,644	502
– retirement scheme contribution	23	17	11
– share-based payments	304	-	-
Research and development personnel
– salaries and related cost	936	1,056	1,145
– retirement scheme contribution	102	63	87
Other personnel
– salaries and related cost	55,526	52,247	54,839
– retirement scheme contribution	8,478	6,000	8,135
Total employee benefit expenses	68,025	62,075	65,591

(1)         Cost of inventories recognized as expense included staff costs of RMB48,857,000, RMB45,886,000 and RMB52,685,000, retirement scheme contribution of RMB6,984,000, RMB4,845,000 and RMB7,051,000, depreciation and amortization expense of RMB11,203,000, RMB37,545,000 and RMB67,732,000, operating lease charges of RMB13,902,000, RMB13,902,000 and RMB12,923,000, and reversal of write-down of inventories of RMB2,733,000 and write-down of inventories of RMB75,078,000 and RMB7,667,000 for the years ended December 31, 2017, 2016, and 2015, respectively, which amounts are also included in the respective total amounts disclosed separately for each of these types of expenses.